Homeward Opportunities Fund Trust 2022-1 ABS-15G

Exhibit 99.2 - Schedule 1

Rating Agency Grades
Run Date - 07/15/2022 12:34:54 PM
LOAN INFORMATION				INITIAL CREDIT LOAN GRADES					INITIAL COMPLIANCE LOAN GRADES					INITIAL PROPERTY LOAN GRADES					INITIAL OVERALL LOAN GRADES					FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
Evolve Loan ID	Customer Loan ID	Seller Loan ID	Original Loan Amount	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
1340657	XXXXXXXXXX	XXXXXXXXXX	XXXXXX	C	C	C	C	C	N/A	N/A	N/A	N/A	N/A	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	A	A	A	A	A
1327485	XXXXXXXXXX	XXXXXXXXXX	XXXXXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1327487	XXXXXXXXXX	XXXXXXXXXX	XXXXXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1334239	XXXXXXXXXX	XXXXXXXXXX	XXXXXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A